CONSOLIDATED STATEMENT OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	¥ 108,590	¥ 87,559
Time deposits with financial institutions	113,399	100,498
Financial assets at fair value through profit or loss		1
Derivative financial assets	18,371	12,528
Trade accounts receivable	34,861	35,439
Financial assets at fair value through other comprehensive income	5,939	8,735
Inventories	207,433	152,191
Prepaid expenses and other current assets	69,431	58,709
Total current assets	558,024	455,660
Non-current assets
Property, plant and equipment, net	598,925	593,615
Construction in progress	155,939	125,525
Right-of-use assets	268,408	266,012
Goodwill	8,594	8,620
Interest in associates	148,729	136,163
Interest in joint ventures	60,450	52,179
Financial assets at fair value through other comprehensive income	767	1,525
Deferred tax assets	19,389	25,054
Long-term prepayments and other assets	70,030	74,543
Total non-current assets	1,331,231	1,283,236
Total assets	1,889,255	1,738,896
Current liabilities
Short-term debts	35,252	23,769
Loans from Sinopec Group Company and fellow subsidiaries	2,873	5,264
Lease liabilities	15,173	15,293
Derivative financial liabilities	3,223	4,826
Trade accounts payable and bills payable	215,640	161,908
Contract liabilities	124,622	126,241
Other payables	239,688	179,108
Income tax payable	4,809	6,586
Total current liabilities	641,280	522,995
Non-current liabilities
Long-term debts	78,300	72,037
Loans from Sinopec Group Company and fellow subsidiaries	13,690	11,778
Lease liabilities	170,233	171,740
Deferred tax liabilities	7,910	8,124
Provisions	43,525	45,552
Other long-term liabilities	19,243	18,968
Total non-current liabilities	332,901	328,199
Total liabilities	974,181	851,194
Equity
Share capital	121,071	121,071
Reserves	653,111	625,254
Total equity attributable to owners of the Company	774,182	746,325
Non-controlling interests	140,892	141,377
Total equity	915,074	887,702
Total liabilities and equity	¥ 1,889,255	¥ 1,738,896